Derivatives - Classification and Fair Value of Derivatives in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Derivative assets	$ 4.5	$ 11.4
Derivative liabilities	2.3	9.5
Interest rate cap | Derivatives not designated as hedging instruments
Derivatives
Notional value	250.0	250.0
Interest rate cap | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.0
Interest rate cap | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Foreign currency swaps | Derivatives not designated as hedging instruments
Derivatives
Notional value	40.0	90.0
Foreign currency swaps | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.0
Foreign currency swaps | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	1.7	3.6
Foreign currency forwards | Derivatives not designated as hedging instruments
Derivatives
Notional value	0.0	30.0
Foreign currency forwards | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	2.7
Foreign currency forwards | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.6	5.7
Weather derivatives | Derivatives not designated as hedging instruments
Derivatives
Notional value	34.3	110.7
Weather derivatives | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	7.0
Weather derivatives | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Equity futures contracts | Derivatives not designated as hedging instruments
Derivatives
Notional value	0.0	34.5
Equity futures contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.0
Equity futures contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Foreign currency futures contracts | Derivatives not designated as hedging instruments
Derivatives
Notional value	73.1	0.0
Foreign currency futures contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	0.0
Foreign currency futures contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Equity warrants | Derivatives not designated as hedging instruments
Derivatives
Notional value	0.6	0.4
Equity warrants | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.6	0.4
Equity warrants | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Foreign currency call options | Derivatives not designated as hedging instruments
Derivatives
Notional value	50.6	0.0
Foreign currency call options | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	3.9	0.0
Foreign currency call options | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	0.0	0.0
Equity put options | Derivatives not designated as hedging instruments
Derivatives
Notional value	0.0	31.0
Equity put options | Derivatives not designated as hedging instruments | Other assets
Derivatives
Derivative assets	0.0	1.3
Equity put options | Derivatives not designated as hedging instruments | Other liabilities
Derivatives
Derivative liabilities	$ 0.0	$ 0.2